Partners' Capital - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Mar. 26, 2013 shares	Apr. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2013 shares	Aug. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 $ / shares shares	Sep. 10, 2014 USD ($)	Jul. 24, 2014 USD ($)
Class B convertible preferred unit issued | shares	9,100,000
Issuance of common units under Omnibus Incentive Compensation Plan | shares						850,000
Equity offering | shares		14,555,000		13,685,000	17,250,000
Net price per common unit | $ / shares		$ 9.53		$ 9.25	$ 10.53
Net proceeds from equity offering | $		$ 133,327		$ 120,696	$ 173,932
Issuance of Partnership's units | $		$ 132,588		$ 119,811	173,504	$ 132,588	$ 173,504	$ 192,368
Stock Repurchased Retired During Period Cash Outflow | $					$ 60,000	0	60,000	$ 0
Stock Repurchased Cancelled During Period Units | shares					5,950,610
Advances for vessels under construction - related party | $						$ 18,172	$ 66,641
Number of vessels						34
Class B Convertible Preferred Unit Subscription Agreement
Class B convertible preferred unit issued | shares			24,655,554
Conversion price of the Preferred units | $ / shares									$ 9
Preferred units conversion rate | shares									1
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms						Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price ('VWAP') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the 'Partnership Mandatory Conversion Event') the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Agreements in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Class B Convertible Preferred Units
Preferred units conversion rate | shares						1
Number of Class B convertible preferred units converted to common units | shares						1,240,404	4,698,484	5,733,333
Limited Partners Common
Conversion of Partnership's units | $						$ 7,900	$ 36,591	$ 47,258
Issuance of Partnership's units | $						132,588	173,504	119,811
General Partner
Conversion of Partnership's units | $						2,742	3,696	3,060
Limited Partners Preferred
Conversion of Partnership's units | $						$ (10,642)	$ (40,287)	(50,318)
Issuance of Partnership's units | $								$ 72,557
Underwriters Exercise of Overallotment Options
Equity offering | shares		1,755,000		1,785,000	2,250,000
CMTC
Units purchased | shares		1,100,000					332,040
Common Units converted to General Partner Units | shares						315,908	358,624	349,700
Interest of CGP in the partnership						2.00%	2.00%
Master Agreement
Advances for vessels under construction - related party | $						$ 7,921				$ 30,224
Number of vessels						5					5
Contracted price | $											$ 311,500
Minimum | CMTC | Right waived
Distribution target amount per unit | $ / shares						$ 0.2425
Maximum | CMTC | Right waived
Distribution target amount per unit | $ / shares						$ 0.25